Note 11 - Investment Securities and Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Investment Securities and Other Comprehensive Income/(Loss) [Text Block]
NOTE 11 – INVESTMENT SECURITIES AND OTHER COMPREHENSIVE INCOME (LOSS)

The cost and fair values of investment securities available-for-sale at September 30, 2016 were as follows:

	September 30, 2016
Description	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual Funds	$572,309	$4,579	$-	$576,888